Financial Instruments and Fair Value Disclosures - Measured on a non-recurring basis - Advances for vessels under construction (Table)(Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Advances for vessels under construction	$ 10,845,000	$ 49,971,703
Advances for vessels under construction - Loss	96,643,651	$ 15,695,282	$ 0
Significant Other Observable Inputs (Level 2)
Advances for vessels under construction	10,845,000
Newbuildings vessels with Hull numbers DY4050, DY4052, YZJ1144, YZJ1145 and YZJ1142
Advances for vessels under construction - Loss	$ 43,878,294